Dividends on ordinary shares and buyback (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Billions			6 Months Ended
	May 20, 2025	Feb. 21, 2025	Jun. 30, 2025	Jun. 30, 2024
Dividends On Ordinary Shares [Line Items]
Number of shares bought back and cancelled (in shares)		1.0
Expense from share buyback programme		£ 733
Interim dividend
Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)			£ 0.0122	£ 0.0106
Dividends proposed or declared before financial statements authorised for issue			£ 731	£ 662
Final dividend
Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0211
Total dividends paid	£ 1,271